CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Foreign currency translation adjustment - the Company [Member]	Retained earnings (accumulated deficit) [Member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2020	$ 6,753	$ 69,965	$ 34	$ 9,104	$ (18,759)	$ 1	$ 67,098
Balance, shares at Dec. 31, 2020	23,163,985
Issuance of shares upon exercise of employee stock options	$ 43	391	0	0	0	0	434
Issuance of shares upon exercise of employee stock options, shares	137,668
Stock-based compensation	$ 0	155	0	0	0	0	155
Cash distribution paid to Company’s shareholders	0	(40,117)	0	0	0	0	(40,117)
Foreign currency translation adjustments- the Company	0	0	0	583	0	0	583
Comprehensive income (loss):
Net income (loss)	0	0	0	0	6,417	(1)	6,416
Realized foreign currency translation adjustments	0	0	1,442	0	0	0	1,442
Foreign currency translation adjustments	0	0	(254)	0	0	0	(254)
Balance at Dec. 31, 2021	$ 6,796	30,394	1,222	9,687	(12,342)	0	35,757
Balance, shares at Dec. 31, 2021	23,301,653
Issuance of shares upon exercise of employee stock options	$ 3	16	0	0	0	0	19
Issuance of shares upon exercise of employee stock options, shares	8,334
Stock-based compensation	$ 0	93	0	0	0	0	93
Foreign currency translation adjustments- the Company	0	0	0	(33)	0	0	(33)
Comprehensive income (loss):
Net income (loss)	0	0	0	0	3,831	0	3,831
Foreign currency translation adjustments	0	0	(1,980)	0	0	0	(1,980)
Balance at Dec. 31, 2022	$ 6,799	30,503	(758)	9,654	(8,511)	$ 0	$ 37,687
Balance, shares at Dec. 31, 2022	23,309,987						23,309,987
Stock-based compensation	$ 0	18	0	0	0		$ 18
Foreign currency translation adjustments- the Company	0	0	0	(6)	0		(6)
Comprehensive income (loss):
Net income (loss)	0	0	0	0	(1,289)		(1,289)
Foreign currency translation adjustments	0	0	782	0	0		782
Balance at Dec. 31, 2023	$ 6,799	$ 30,521	$ 24	$ 9,648	$ (9,800)		$ 37,192
Balance, shares at Dec. 31, 2023	23,309,987						23,309,987